Notes to the Statements of Cash Flows - Summary of Changes in Liabilities Arising From Financing Activities (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance		₱ 179,236	₱ 175,511
Cash flows			(17,934)
Foreign exchange movement			1,723
Others			19,936
Ending balance			179,236
Interest-bearing financial liabilities [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	₱ 192,556	176,276	172,611
Cash flows	31,979	16,811	1,722
Foreign exchange movement	(1,917)	(653)	1,723
Others	147	122	220
Ending balance	222,765	192,556	176,276
Lease liabilities [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	16,315	15,233
Cash flows	(5,781)	(5,399)
Others	9,491	6,481
Ending balance	20,025	16,315	15,233
Derivative Financial Labilities [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	113	80	149
Cash flows	(430)	(50)	886
Others	853	83	(955)
Ending balance	536	113	80
Accrued interests and other related costs [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	1,531	1,347	1,176
Cash flows	(8,348)	(7,143)	(6,614)
Others	8,689	7,327	6,785
Ending balance	1,872	1,531	1,347
Dividends Payable [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	1,584	1,533	1,575
Cash flows	(16,721)	(15,592)	(13,928)
Others	16,331	15,643	13,886
Ending balance	₱ 1,194	₱ 1,584	₱ 1,533